Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal, Current					$ 6,045	$ 4,952	$ 4,174
State and local, Current					2,699	2,615	2,706
Foreign, Current					1,164	1,592	1,546
Total Current					9,908	9,159	8,426
U.S. federal, Deferred					(13,450)	435	359
State and local, Deferred					(2,654)	(123)	(170)
Foreign, Deferred					1,974	1,226	615
Total, Deferred			$ (1,313)	$ (15,121)	(14,130)	1,538	804
U.S. federal, Total					(7,405)	5,387	4,533
State and local, Total					45	2,492	2,536
Foreign, Total					3,138	2,818	2,161
Income tax expense	$ (240)	$ (12,380)	$ 1,296	$ (10,292)	$ (4,222)	$ 10,697	$ 9,230